NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [abstract]
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13 – NON-CURRENT ASSETS HELD FOR SALE

The movement of the non-current assets held for sale during the years ended December 31, 2023, 2022 and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at the beginning of the year	Ps.	92,830	Ps.	208,426	Ps.	240,412
Additions		72,466		74,812		137,710
Assets sold, net (1)		(118,808)		(51,863)		(60,747)
Increase / decrease by changes in fair value		(268)		(76)		(3,780)
Reclassifications (2)		62,058		(88,609)		(135,643)
Effect of movements in exchange rates		(7,094)		13,960		(8,310)
Loss of control in subsidiary (3)		—		(72,014)		—
Discontinued operations (3)(4)		—		8,194		(94)
Balance at year end	Ps.	101,184	Ps.	92,830	Ps.	208,426
(1)	From the leaseback operation with the NEXUS Real Estate Capital Funds includes withdrawals for December 31, 2023 by Ps. (79,546), for December 31, 2022 by Ps. (15,179) and for December 31, 2021 by Ps. (32,365).
(2)	Includes for December 31, 2023 reclassifications to i) to investment properties by Ps. (95,593) ii) from other assets by Ps. 25,654 and iii) from Properties, plant and equipment for Ps. 131,997 for December 31, 2022 reclassifications to i) to investment properties by Ps. (31,184) ii) to other assets by Ps. (62,943) and iii) from Properties, plant and equipment for Ps. 5,536 and for December 31, 2021 reclassifications to: i) to investment properties by Ps. (22,847), ii) to other assets by Ps. (111,442); iii) from Properties, plant and equipment for own use Ps. 1,074; iv) to concession arrangements by Ps. (2,516) and v) from Right-of-use assets by Ps. 102.
(3)	See note 1.1 “Discontinued operations of BAC Holding”
(4)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022

The following is the detail of the non-current assets held for sale:

	December 31, 2023		December 31, 2022
Foreclosed assets
Movable property	Ps.	3,421	Ps.	2,245
Residential real estate		15,070		23,802
Other real estate		35,024		36,929
	Ps.	53,515	Ps.	62,976
Assets received from leasing agreements
Vehicles		559		134
Real estate		10,373		4,891
	Ps.	10,932	Ps.	5,025
Other non-current assets held for sale
Land	Ps.	15,534	Ps.	3,023
Real estate		20,925		19,911
Other		278		1,895
	Ps.	36,737	Ps.	24,829
Total non-current assets held for sale	Ps.	101,184	Ps.	92,830

Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2023		December 31, 2022
Other accounts payable	Ps.	4,338	Ps.	12,646
Provisions		532		—
Total	Ps.	4,870	Ps.	12,646

Non-current assets held for sale are primarily assets received through foreclosure of assets pledged as loan collateral. Accordingly, the banks of Grupo Aval has the intention to sell them immediately, our subsidiaries have departments, processes and special sales programs for this purpose. Foreclosed assets are either sold for cash or financing for their sale is provided to potential buyers under normal market conditions. These are expected to be sold within a period of 12 months subsequent to their classification as assets held for sale. There are option contracts in place for some of these assets. Note (4.1.8) on credit risk contains information on assets received through foreclosure and sold during the period.